[HEMOBIOTECH, INC. LOGO]
                                                                    May 10, 2005

VIA EDGAR

Jeffrey P. Riedler
Division of Corporate Finance
Securities and Exchange Commission
450 5th Street, NW
Washington, DC 20549
(Mail Stop 03-08)

 RE:   HEMOBIOTECH, INC. (the "Company")
       REGISTRATION STATEMENT ON FORM SB-2, FILED JANUARY 18, 2005, AND AMENDED BY FORM SB-2/A ON APRIL 15, 2005
       FILE NO. 333-122097

Dear Mr. Riedler:

     We are writing in response to your letter dated May 5, 2005 with respect to the Company's Amended Registration Statement filed on April 15, 2005 (the "Amended Registration Statement"). The Company is filing herewith a second amended Registration Statement ("Second Amended Registration Statement") in response to the comments received from the staff of the Securities and Exchange Commission (the "Staff"), dated May 5, 2005, reflecting revisions made pursuant to the Staff's comments. In connection with our response, the Company encloses the following material:

1. Five copies of the Second Amended Registration Statement in EDGAR format as filed with the Commission today.

2. Five copies of the Second Amended Registration Statement, marked to show changes from the previously filed Amended Registration Statement.

     To facilitate the Staff's review, the Staff's comments have been included in italic type above the corresponding responses. Unless otherwise indicated, page references in the responses are to the Second Amended Registration Statement. Capitalized terms used herein without definition have the meanings assigned to them in the Second Amended Registration Statement.

     The Company hereby notes that a filing fee of $1,269.61, calculated by the Company in accordance with Rule 457(g) under the Securities Act of 1933, as amended (the "Securities Act") was paid by the Company on January 15, 2005 by wire transfer to the Commission's U.S. treasury lockbox depository account maintained at Mellon Bank in connection with the original filing of the original Registration Statement with the Commission on January 18, 2005.

                                                              Jeffrey P. Riedler
                                                   Division of Corporate Finance
                                                                    May 10, 2005
                                                                          Page 2

LETTER DATED MAY 5, 2005

GENERAL

1. WE UNDERSTAND THAT THE COMPANY HAS A PENDING REQUEST FOR CONFIDENTIAL TREATMENT (CONTROL NUMBER 16412) WITH RESPECT TO FOUR AGREEMENTS FILED AS EXHIBITS 10.9, 10.10, 10.11 AND 10. 12 TO THE REGISTRATION STATEMENT. WE ARE CURRENTLY PROCESSING THIS REQUEST AND WILL ISSUE COMMENTS TO YOU IN A SEPARATE LETTER THAT WILL BE FORTHCOMING. PLEASE BE ADVISED THAT WE WILL NOT BE IN A POSITION TO CONSIDER A REQUEST FOR ACCELERATION OF EFFECTIVENESS OF THE REGISTRATION STATEMENT UNTIL WE RESOLVE ALL ISSUES CONCERNING THE CONFIDENTIAL TREATMENT REQUEST.

       The Company acknowledges that the Staff is in the process of reviewing the Company's pending request for confidential treatment and that the Staff will not be in a position to consider a request for acceleration of effectiveness of the registration statement until all issued concerning the confidential treatment request have been resolved.

2. WE NOTE YOUR RESPONSE TO COMMENT 6 OF OUR LETTER DATED FEBRUARY 17, 2005 AND THE ASSOCIATED REVISIONS TO THE PROSPECTUS. IN THE ABSENCE OF AN EXISTING MARKET, HOWEVER, IT IS NOT SUFFICIENT TO DISCLOSE ONLY THAT SHARES WILL BE SOLD AT MARKET OR NEGOTIATED PRICES. YOU MUST PROVIDE A PRICE OR A PRICE RANGE AT WHICH THE SELLING STOCKHOLDERS WILL SELL THEIR HEMOBIOTECH SHARES PRIOR TO THE TIME THE SHARES ARE QUOTED ON A QUOTATION SERVICE OR LISTED FOR TRADING ON AN EXCHANGE. ACCORDINGLY, YOU SHOULD DETERMINE AN OFFERING PRICE OR PRICE RANGE FOR THE SHARES AND REVISE THE COVER PAGE TO INCLUDE THE FOLLOWING LANGUAGE OR WORDS TO SUCH EFFECT:

                  "THE SELLING STOCKHOLDERS WILL SET A PRICE OF $XX.X (OR A RANGE) PER SHARE UNTIL OUR SHARES ARE QUOTED ON A QUOTATION SERVICE OR LISTED FOR TRADING ON AN EXCHANGE AND THEREAFTER AT PREVAILING MARKET PRICES OR PRIVATELY NEGOTIATED TRANSACTIONS."

       IF THIS LANGUAGE IS ON THE COVER PAGE, NO FURTHER ALTERATION TO THE PROSPECTUS, BY SUPPLEMENT OR POST-EFFECTIVE AMENDMENT, IS NECESSARY ONCE A MARKET IS ESTABLISHED IN THE SECURITIES. PLEASE DELETE YOUR STATEMENT THAT IT IS IMPOSSIBLE TO ESTIMATE A PRICE OR PRICE RANGE PER SHARE FOR THE OFFERED SECURITIES.

     The Company has revised its disclosure on first page of the prospectus contained in the Second Amended Registration Statement and on page 71 of the Second Amended Registration Statement to provide a price range at which the selling stockholders named in the Second Amended Registration Statement will sell their shares of the Company's common stock prior to the time the shares are quoted on a quotation service or listed for trading on an exchange.

3. WE REISSUE COMMENT 7 IN ITS ENTIRETY. PURSUANT TO ITEM 505 OF REGULATION S-B, GIVE THE FACTORS THAT WERE CONSIDERED IN DETERMINING THE OFFERING PRICE (OR RANGE) PER SHARE FOR THE SECURITIES COVERED BY THE REGISTRATION STATEMENT.

                                                              Jeffrey P. Riedler
                                                   Division of Corporate Finance
                                                                    May 10, 2005
                                                                          Page 3

The Company has revised its disclosure on page 71 of the Second Amended Registration Statement to provide a price range at which the selling stockholders named in the Second Amended Registration Statement will sell their shares of the Company's common stock prior to the time the shares are quoted on a quotation service or listed for trading on an exchange, and to state the factors that were considered in determining such offering range per share for the securities covered by the Second Amended Registration Statement.

RISK FACTORS

"WE HAVE HISTORICALLY HAD AND CONTINUE TO HAVE NEGATIVE CASH FLOW . . . " PAGE 7

4. WE NOTE THE FOLLOWING STATEMENTS YOU MAKE IN THIS RISK FACTOR,

                  "WE ESTIMATE THAT OUR CURRENT AVAILABLE CASH, WHICH IS APPROXIMATELY $2,873,000 IS SUFFICIENT TO MEET OUR IMMEDIATE PLANNED OPERATIONS FOR THE NEXT EIGHT TO 12 MONTHS, INCLUDING THE PAYMENT OF OUR GENERAL AND ADMINISTRATIVE EXPENSES . . ., PREPARATION OF OUR U.S. IND APPLICATION, PAYMENT OF APPROXIMATELY $10,584 OF LIQUIDATED DAMAGES TO OUR SELLING STOCKHOLDERS, AND THE REPAYMENT OF OUR 10% CONVERTIBLE UNSECURED PROMISSORY NOTES . . . HOWEVER, . . . DEPENDING ON WHETHER AND TO WHAT EXTENT OUR 10% CONVERTIBLE UNSECURED PROMISSORY NOTES ARE CONVERTED INTO SHARES OF COMMON STOCK, WE MAY BE REQUIRED EITHER TO SCALE BACK ON OUR PLANNED OPERATIONS IN ORDER TO REPAY OUR NOTES, REPAY ALL OR PART OF OUR NOTES WITH THE PROCEEDS WE RECEIVE ON THE EXERCISE OF OUR WARRANTS, IF EVER, AND RAISE ADDITIONAL CAPITAL IN THE NEXT EIGHT TO 10 MONTHS . . ."

       IT APPEARS THAT YOUR STATEMENT THAT YOUR CURRENTLY AVAILABLE CASH IS SUFFICIENT TO MEET YOUR PLANNED OPERATIONS FOR THE NEXT EIGHT TO 12 MONTHS ASSUMES THE CONVERSION OF LESS THAN ALL OF THE OUTSTANDING 10% CONVERTIBLE UNSECURED PROMISSORY NOTES. IF THE $2,873,000 OF AVAILABLE CASH IS NOT SUFFICIENT TO MEET YOUR IMMEDIATE AND PLANNED OPERATIONS AND REPAY ALL OF YOUR 10% NOTES WITHOUT SCALING BACK ON YOUR OPERATIONS OR RAISING ADDITIONAL CAPITAL PLEASE MAKE THIS CLEAR. IN ADDITION, TO THE EXTENT KNOWN, YOU SHOULD DISCLOSE WHAT PERCENTAGE OF YOUR 10% NOTES YOU CAN REPAY IN THE NEXT EIGHT TO 12 MONTHS WITHOUT REDUCING YOUR PLANNED OPERATIONS OR BEING FORCED TO RAISE ADDITIONAL CAPITAL.

     The Company has revised its disclosure on pages 7-8 of the Second Amended Registration Statement and elsewhere throughout the Second Amended Registration Statement as necessary to clarify that the Company's current available cash of approximately $2,800,000 will be sufficient to meet the Company's immediate planned operations for the next eight to nine months (including repayment of all of its outstanding 10% convertible unsecured promissory notes) so long as the amount of liquidated damages the Company is required to pay does not significantly exceed approximately $39,000. The Company has further revised pages 7-8 of the Second Amended Registration Statement and elsewhere throughout the Second Amended Registration Statement as necessary to clarify that if the Company is required to pay liquidated damages significantly in excess of $39,000 (more than $180,000 in total liquidated damages), its current available cash of approximately $2,800,000 will not be sufficient to repay the full amount of its 10% convertible unsecured promissory notes and continue its immediate planned operations through the next eight to nine months unless the Company scales back its immediate planned operations, uses proceeds that it receives upon exercise of its warrants, if any, or raises additional capital in the next eight to nine months.

                                                              Jeffrey P. Riedler
                                                   Division of Corporate Finance
                                                                    May 10, 2005
                                                                          Page 4

"WE DEPEND ON KEY PERSONNEL . .." PAGE 9

5. WE NOTE YOUR RESPONSE TO COMMENT 22 AND THE ASSOCIATED REVISIONS TO THE PROSPECTUS. PLEASE CONFIRM BY SUPPLEMENTAL RESPONSE THAT, TO THE BEST OF YOUR KNOWLEDGE, NO KEY EMPLOYEE HAS PLANS TO RETIRE OR LEAVE THE COMPANY IN THE NEAR FUTURE.

     The Company hereby confirms that, to the best of its knowledge, none of its key employees has plans to retire or leave the Company in the near future.

"THE MARKET FOR HUMAN BLOOD SUBSTITUTE PRODUCTS IS COMPETITIVE . . ." PAGE 13

6. WE NOTE YOUR RESPONSE TO COMMENT 30 AND THE ASSOCIATED REVISIONS TO THE PROSPECTUS. PLEASE REVISE TO CLARIFY WHETHER YOUR COMPETITORS' PRODUCT CANDIDATES ARE FURTHER ADVANCED THAN YOURS. THIS IS NOT SUFFICIENTLY CLEAR FROM THE DISCLOSURE.

     The Company has revised its disclosure on page 15 of the Second Amended Registration Statement and elsewhere throughout the Second Amended Registration Statement as necessary to clarify whether the Company's competitors' product candidates are further advanced than the Company's product.

SELLING STOCKHOLDERS, PAGE 65

7. WE NOTE YOUR RESPONSE TO COMMENT 57 AND THE ASSOCIATED REVISIONS TO THE PROSPECTUS. PLEASE BE ADVISED THAT, TO THE EXTENT ANY SELLING STOCKHOLDER IS A BROKER-DEALER, THE PROSPECTUS MUST STATE THAT SUCH HOLDER IS AN UNDERWRITER. THE ONLY EXCEPTION TO THIS REQUIREMENT IS SECURITIES ISSUED TO A BROKER-DEALER AS COMPENSATION FOR UNDERWRITING ACTIVITIES. PLEASE REVISE THE PROSPECTUS AS APPROPRIATE.

     The Company has revised its disclosure on page 69 of the Second Amended Registration Statement to clarify that none of the selling stockholders named in the Second Amended Registration Statement are broker-dealers.

                                                              Jeffrey P. Riedler
                                                   Division of Corporate Finance
                                                                    May 10, 2005
                                                                          Page 5

8. IN ADDITION, IF A SELLING STOCKHOLDER IS AN AFFILIATE OF A BROKER-DEALER, THE PROSPECTUS MUST STATE THAT:

     o    THE SELLING STOCKHOLDER PURCHASED IN THE ORDINARY COURSE OF BUSINESS;
          AND

     o AT THE TIME OF THE PURCHASE OF THE SECURITIES TO BE RESOLD, THE SELLING STOCKHOLDER HAD NO AGREEMENT OR UNDERSTANDINGS, DIRECTLY OR INDIRECTLY, WITH ANY PERSON TO DISTRIBUTE THE SECURITIES.

     The Company has revised its disclosure on page 69 of the Second Amended Registration Statement to clarify that two of the selling stockholders named in the Second Amended Registration Statement are affiliates of broker-dealers but that each selling stock purchased its shares of the Company's common stock in the ordinary course of business and that, at the time of the purchase of such shares to be resold, such selling stockholder had no agreement or understandings, directly or indirectly, with any person to distribute such shares.

9. BASED ON YOUR DISCUSSION OF RESULTS OF RESULTS OF OPERATIONS ON PAGE 26, IT APPEARS THAT YOU HAVE AMORTIZED DEBT ISSUANCE COSTS TO GENERAL AND ADMINISTRATIVE EXPENSE. PLEASE TELL US WHY THEY WERE NOT AMORTIZED TO INTEREST EXPENSE. IN SO DOING, PLEASE CONSIDER SEC SAB TOPIC 2.A.6., WHICH STATES THAT "DEBT ISSUE COSTS ARE AN ELEMENT OF THE EFFECTIVE INTEREST COST OF THE DEBT". OTHERWISE, PLEASE AMEND YOUR FILING TO INCLUDE THE AMORTIZATION OF DEBT ISSUANCE COSTS IN INTEREST EXPENSE.

The Company has reclassified the amortization of debt offering cost in its Statement of Operations to reflect the amortization as interest expense on F-4 to the Financial Statements contained in the Second Amended Registration Statement. In addition, the Company has revised pages 26-27 of the Second Amended Registration Statement to reflect this change.

NOTES TO FINANCIAL STATEMENTS, PAGE F-7

NOTE G - CAPITAL DEFICIENCY, PAGE F-11

[2] PRIVATE PLACEMENT, PAGE F-11

10. WE NOTE YOUR RESPONSE TO COMMENT 62 AND THE RELATED DISCLOSURES IN THE FINANCIAL STATEMENTS AND HAVE THE FOLLOWING F`URTHER COMMENTS:

            A.    PLEASE PROVIDE US WITH THE INFORMATION THAT WE HAD REQUESTED
                  IN: (I) PART B., (II) THE SECOND AND THIRD SENTENCES OF PART D., AND (III) THE FIRST SENTENCE OF PART E. OF THAT COMMENT. REGARDING (II), PLEASE ENSURE YOU DISCUSS THE APPROPRIATENESS OF EACH SIGNIFICANT ASSUMPTION. REGARDING (III), PLEASE CITE THE SPECIFIC PARAGRAPHS THAT ADDRESS THE ACCOUNTING FOR WHEN THE CONVERSION PRICE IS NOT INITIALLY KNOWN.

                  In response to item 10.A(i), the transactions underlying the adjustments give effect to the following:

                  1. October 2004 private placement;

                  2. Two settlement agreements for notes payable; and

                  3. Payment to service provider.

                  The Company's October 2004 private placement has been accounted for in its December 31, 2004 audited financial statements. The Company entered into certain settlement agreements with third parties, which included the repayment of certain notes payable of the Company. These repayments were made contemporaneous with the initial closing of the Company's October 2004 private placement. These repayments and settlements are disclosed in Note F to the Financial Statements contained in the Second Amended Registration Statement. In addition, the Company agreed to pay a service provider $80,000 out of the proceeds of its October 2004 private placement. Although these settlements and repayments were effective as of the closing of the Company's October 2004 private placement, the Company negotiated these settlements and repayments independently with each party.

                  The Company's accounting complies with APB 14 because the portion of the proceeds received from the Company upon the issuance of its common stock and detached stock purchase warrants in the Company's October 2004 private placement is accounted for as paid-in capital. The allocation of the value placed on the convertible debt security and on the value of the equity securities, including the warrants, is based on the relative fair values of the securities. The accounting method used compared the values both without the warrants and with the warrants themselves to determine the amounts attributable to each class of security at the time of issuance. As noted in response to question 10(b) below, the Company believes that the fair value of each note issued in its October 2004 private placement is $50,000. The Company then determined the relevant fair value of the shares and warrant in accordance with response to comment 10(c) below.

                  In response to item 10.A(iii), please be advised that, in accordance with EITF 00-27 (paragraphs 7 and 23), when the number of shares that a holder would receive on conversion cannot be calculated, a person determining the beneficial conversion feature must wait until the contingent event occurs to compute the beneficial conversion feature. The notes are convertible at the option of the holder into common stock or convertible securities to be sold by the Company in its next financing, as defined at a conversion price equal to the per share offering price of such financing. Consequently, in the absence of a conversion price, a beneficial (or intrinsic) value could not be determined. The Company will calculate such beneficial conversion feature at the time of the next financing (the contingent event).


            B. PLEASE TELL US HOW YOU DETERMINED THAT THE FAIR VALUE OF THE NOTES WAS EQUAL TO THE AGGREGATE FAIR VALUE OF THE COMMON STOCK AND THE WARRANTS. IN THIS REGARD, YOUR RESPONSE APPEARS TO ONLY INDICATE THE INFORMATION THAT YOU WERE UNABLE TO CONSIDER, NOT THE INFORMATION THAT YOU DID CONSIDER.

                  The Company determined the fair market value of the notes based upon stated principal value of $50,000, a negotiated market value interest rate, and a negotiated term with the Company's placement agent. The interest rate of the note was based on negotiations at the time, the conversion feature of the note, and the recognized risks associated with accepting an unsecured note from a company that had limited assets at the time of issuance of such note. The term of the note was also negotiated with the Company's placement agent and represents the maximum amount of time a third party would permit this note to be outstanding given the Company's limited assets and other risks associated with a company primarily engaged in research and development. The Company determined that, based on the above factors, the short repayment term of one year and a 10% interest rate that the fair value of the note was $50,000 at date of issuance.

                                                              Jeffrey P. Riedler
                                                   Division of Corporate Finance
                                                                    May 10, 2005
                                                                          Page 6

            C. YOU RESPONDED THAT YOU BIFURCATED THE AGGREGATE FAIR VALUE OF THE COMMON STOCK AND WARRANTS USING, AMONG OTHER THINGS, THE "CALCULATED STOCK PRICE". PLEASE TELL US WHAT THE "CALCULATED STOCK PRICE" WAS AND HOW IT WAS DETERMINED. IN ADDITION, PLEASE CLARIFY FOR US HOW YOU APPARENTLY USED THE BLACK-SCHOLES MODEL TO ESTIMATE THE VALUE OF THE COMMON STOCK, WHEN THAT VALUE IS AN INPUT TO THE MODEL.

                  Because of the absence of sales of the Company's common stock to third parties prior to the Company's October 2004 private placement, the Company determined the fair value of each common share underlying each unit issued in the private placement. The Company changed the input price in several iterations of the Black-Scholes model until the calculated stock price and the warrant value multiplied by the number of shares and warrants issued per unit aggregated $50,000. In the iterations performed, all other input variables were consistent. The "calculated stock price," based on several iterations of the Black-Scholes model, was determined to be $.65 and each warrant to be $.10.

                  117,648 warrants at $.10 equals                  $12,000
                  58,824 common shares at $.65 equals              $38,000
                           Total                                   $50,000

            D. PLEASE EXPAND YOUR DISCLOSURES TO DISCUSS HOW YOU ALLOCATED THE PROCEEDS FROM THE TRANSACTION, THE SIGNIFICANT ASSUMPTIONS UNDERLYING THE ALLOCATION, AND HOW YOU HAVE AND/OR WILL DETERMINE WHETHER A BENEFICIAL CONVERSION FEATURE EXISTS.

                  The Company has revised Note G [2] to the Financial Statements contained in the Second Amended Registration Statement to include a description of the way in which the Company allocated the proceeds and when it will calculate the beneficial conversion feature of the note.


[5] STOCK OPTION/STOCK ISSUANCE PLAN, PAGE F-13

11. WE NOTE YOUR RESPONSE TO COMMENT 63 AND THE RELATED DISCLOSURES IN THE FINANCIAL STATEMENTS. PLEASE PROVIDE US WITH THE INFORMATION THAT WE HAD REQUESTED IN PARTS D., I., AND J. OF THAT COMMENT.

     In response to item D, the Company determined the fair value of the common stock based on the methodology as described in response to comment 10(c) above. Such estimated fair value of $.65 per common stock was used in determining the accounting for all equity transactions during the year ended December 31, 2004. All option exercise prices for options granted during 2004 were at amounts greater than the estimated fair value of the common stock.

     In response to item I, the fair value of the common stock at the date of each grant is noted in the response to 62(c) of the Company's previous response letter, dated April 15, 2005. The fair value at the date of this response is estimated to be between $1.00 and $1.25, the per share price at which the selling stockholders have advised the Company they may sell the offered shares in privately negotiated transactions. These prices are not based on firm commitments or agreements and are the result of conversations with our placement agent.

     In response to item J, the valuation selected was the result of a negotiation with the Company's placement agent. Please also see the Company's responses to comments 10(b) and (c) above and the Company's response to comment 62(c) of the Staff's previous comment letter.

     Management believes that a valuation by an unrelated valuation specialist would be very subjective and would have been based on such information the Company would have supplied and used in its determination of the fair value of the common stock and was not more objective than the actual negotiated terms. The Company has no history upon which to make reliable assumptions underlying the range of possible projected outcomes. In addition to risks associated with a company primarily engaged in research and development, the commercial viability of its core technology is not presently determined.

EXHIBITS

12. WE NOTE YOUR RESPONSE TO COMMENT 65. WE MAY HAVE FURTHER COMMENTS ONCE YOU HAVE FILED YOUR LEGAL OPINION AND WE HAVE HAD AN OPPORTUNITY TO REVIEW IT.

         The legal opinion of Greenberg Traurig, LLP, which has served as the Company's legal counsel in connection with the preparation of the Registration Statement, has been filed as Exhibit 5.1 to the Second Amended Registration Statement.

                                                              Jeffrey P. Riedler
                                                   Division of Corporate Finance
                                                                    May 10, 2005
                                                                          Page 7

         The Company trusts that the Amended Registration Statement is responsive to the comments of the Staff. If you should have any questions concerning this letter or the enclosed materials or desire any additional information or clarification in respect of the Amended Registration Statement, please do not hesitate to contact the undersigned at (214) 540-8411.

                                          Very truly yours,


                                          /s/ Arthur P. Bollon
                                          --------------------
                                          Arthur P. Bollon, Ph. D.
                                          President and Chief Executive Officer

cc:  Robert H. Cohen, Esq.
     Anthony J. Marsico, Esq.
     Marlene M. Markard, Esq.